Changes in Liabilities Arising From Financing Activities - Summary of Changes in Liabilities Arising from Financing Activities - Parent (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	£ 54,694	£ 60,640
Cash flows from operating activities	(2,762)	366
- Unrealised foreign exchange	(1,936)	(920)
- Other changes	5,865	151
Ending Balance	61,548	54,694
Debt Securities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	48,860	54,792
Cash flows from operating activities	(2,760)	112
- Unrealised foreign exchange	(2,085)	(685)
- Other changes	4,619	(373)
Ending Balance	55,906	48,860
Subordinated liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	3,793	4,303
Cash flows from operating activities	(2)	254
- Unrealised foreign exchange	149	(235)
- Other changes	(62)	(477)
Ending Balance	3,601	3,793
Other Equity Instruments [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	2,041	1,545
Ending Balance	2,041	2,041
Dividends Paid [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
- Other changes	1,308	1,001
Santander UK Group Holdings plc [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	9,413	7,231
Cash flows from financing activities	1,390	1,635
Cash flows from operating activities	(7)	(3)
- Unrealised foreign exchange	418	(430)
- Other changes	1,307	980
Ending Balance	12,521	9,413
Santander UK Group Holdings plc [member] | Debt Securities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	6,256	4,464
Cash flows from financing activities	2,658	2,103
Cash flows from operating activities	(7)	(3)
- Unrealised foreign exchange	418	(324)
- Other changes	(30)	16
Ending Balance	9,295	6,256
Santander UK Group Holdings plc [member] | Subordinated liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	1,116	1,222
- Unrealised foreign exchange		(106)
- Other changes	69
Ending Balance	1,185	1,116
Santander UK Group Holdings plc [member] | Other Equity Instruments [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	2,041	1,545
Cash flows from financing activities		496
Ending Balance	2,041	2,041
Santander UK Group Holdings plc [member] | Dividends Paid [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash flows from financing activities	(1,268)	(964)
- Other changes	£ 1,268	£ 964